LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long term debt	€ 5,675	€ 1,420
Less current portion	(4,532)	(462)
Long-term debt, non-current	1,143	957
France
Long term debt	4,394	351
JAPAN
Long term debt	900	617
GERMANY
Long term debt	193	438
USA
Long term debt	180
Malaysia
Long term debt	€ 8	€ 13